Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Long-term rental deposits	¥ 9,413		¥ 7,155
Prepaid service fees	7,903		9,278
Loans to employees	2,800		9,100
Prepaid long-term celebrity endorsement fees			1,061
Others	526		506
Other assets, noncurrent	¥ 20,642	$ 2,828	¥ 27,100